Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 22. EMPLOYEE BENEFIT PLANS

Dominion Energy—Defined Benefit Plans

Dominion Energy provides certain retirement benefits to eligible active employees, retirees and qualifying dependents. Under the terms of its benefit plans, Dominion Energy reserves the right to change, modify or terminate the plans. From time to time in the past, benefits have changed, and some of these changes have reduced benefits.

Dominion Energy maintains qualified noncontributory defined benefit pension plans covering virtually all employees who commenced employment prior to July 2021. Retirement benefits are based primarily on years of service, age and the employee’s compensation. Dominion Energy’s funding policy is to contribute annually an amount that is in accordance with the provisions of ERISA. The pension programs also provide benefits to certain retired executives under company-sponsored nonqualified employee benefit plans. The nonqualified plans are funded through contributions to grantor trusts. Dominion Energy also provides retiree healthcare and life insurance benefits with annual employee premiums based on several factors such as age, retirement date and years of service.

Pension and other postretirement benefit costs are affected by employee demographics (including age, compensation levels and years of service), the level of contributions made to the plans and earnings on plan assets. These costs may also be affected by changes in key assumptions, including expected long-term rates of return on plan assets, discount rates, healthcare cost trend rates, mortality rates and the rate of compensation increases.

Dominion Energy uses December 31 as the measurement date for all of its employee benefit plans. Dominion Energy uses the market-related value of pension plan assets to determine the expected return on plan assets, a component of net periodic pension cost, for all pension plans. The market-related value recognizes changes in fair value on a straight-line basis over a four-year period, which reduces year-to-year volatility. Changes in fair value are measured as the difference between the expected and actual plan asset returns, including dividends, interest and realized and unrealized investment gains and losses. Since the market-related value recognizes changes in fair value over a four-year period, the future market-related value of pension plan assets will be impacted as previously unrecognized changes in fair value are recognized.

Dominion Energy’s pension and other postretirement benefit plans hold investments in trusts to fund employee benefit payments. Dominion Energy’s pension and other postretirement plan assets experienced aggregate actual returns (losses) of $(3.0) billion and $1.5 billion in 2022 and 2021, respectively, versus expected returns of $1.1 billion and $1.0 billion, respectively. Differences between actual and expected returns on plan assets are accumulated and amortized during future periods. As such, any investment-related declines in these trusts will result in future increases in the net periodic cost recognized for such employee benefit plans and will be included in the determination of the amount of cash to be contributed to the employee benefit plans.

In 2021, Dominion Energy recognized the effects of a curtailment for certain pension plans resulting from an option that provided certain active employees a one-time choice to transition to an enhanced defined contribution plan in lieu of accruing pension benefits for future services. The curtailment resulted in a decrease in the pension benefit obligation of $26 million and an increase to net periodic pension cost of $2 million. The effects of the curtailment are included in the measurement of Dominion Energy’s pension plans as of December 31, 2021.

Funded Status

The following table summarizes the changes in pension plan and other postretirement benefit plan obligations and plan assets and includes a statement of the plans’ funded status for Dominion Energy:

	Pension Benefits		Other Postretirement Benefits
Year Ended December 31,	2022	2021	2022	2021
(millions, except percentages)
Changes in benefit obligation:
Benefit obligation at beginning of year	$10,890	$11,363	$1,537	$1,746
Service cost	142	170	22	25
Interest cost	333	317	45	46
Benefits paid	(511)	(488)	(97)	(105)
Actuarial (gains) losses during the year	(2,716)	(413)	(361)	(161)
Plan amendments	—	—	—	(14)
Sale of Hope	(64)	—	(19)	—
Settlements and curtailments(1)	(8)	(59)	—	—
Benefit obligation at end of year	$8,066	$10,890	$1,127	$1,537
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year	$11,945	$10,979	$2,323	$2,100
Actual return (loss) on plan assets	(2,556)	1,202	(416)	294
Employer contributions	9	284	—	—
Benefits paid	(511)	(488)	(62)	(71)
Sale of Hope	(188)	—	—	—
Settlements(2)	(5)	(32)	—	—
Fair value of plan assets at end of year	$8,694	$11,945	$1,845	$2,323
Funded status at end of year	$628	$1,055	$718	$786
Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets	$580	$878	$899	$1,052
Noncurrent assets held for sale	295	368	11	12
Other current liabilities	(12)	(12)	(13)	(15)
Noncurrent pension and other postretirement benefit liabilities	(196)	(127)	(179)	(263)
Noncurrent liabilities held for sale	(39)	(52)	—	—
Net amount recognized	$628	$1,055	$718	$786
Significant assumptions used to determine benefit obligations as of December 31:
Discount rate	5.65%-5.75%	3.06%-3.19%	5.69%-5.70%	3.04%-3.11%
Weighted average rate of increase for compensation	4.38%	4.51%	n/a	n/a
Crediting interest rate for cash balance and similar plans	4.40%-4.50%	1.81%-1.94%	n/a	n/a
(1)
2022 amounts include curtailment for Hope as well as settlements of nonqualified pension obligations. 2021 amounts include settlements of nonqualified pension obligations.
(2)
2022 and 2021 amounts relate to settlements of nonqualified pension obligations.

Actuarial gains recognized during 2022 in Dominion Energy’s pension benefit obligations were $2.7 billion primarily driven by an increase in the discount rate. Actuarial gains recognized during 2021 in Dominion Energy’s pension benefit obligations were $413 million primarily from an increase in discount rate. Actuarial gains recognized during 2022 in Dominion Energy’s other postretirement benefit obligations were $360 million primarily driven by an increase in the discount rate. Actuarial gains recognized during 2021 in Dominion Energy’s other postretirement benefit obligations were $161 million resulting from an increase in discount rates, better than expected per capita claims experience and changes in demographic and economic assumptions based on an experience study completed in 2021.

The ABO for all of Dominion Energy’s defined benefit pension plans was $7.7 billion and $10.2 billion at December 31, 2022 and 2021, respectively.

Under its funding policies, Dominion Energy evaluates plan funding requirements annually, usually in the fourth quarter after receiving updated plan information from its actuary. Based on the funded status of each plan and other factors, Dominion Energy determines the amount of contributions for the current year, if any, at that time. In December 2021, Dominion Energy issued 250,000 shares of its Series C Preferred Stock to its qualified defined benefit pension plans, valued at $250 million. In December 2020, Dominion Energy contributed $250 million to its qualified defined benefit pension plans. The shares of preferred stock were contributed though private placements exempt from registration requirements, with an independent fiduciary and investment manager to a separate account within the qualified defined benefit pension plans. Dominion Energy also entered into a registration rights agreement with the independent fiduciary and investment manager pursuant to which Dominion Energy agreed to provide registration rights on customary terms with respect to the shares of preferred stock. Dominion Energy is not required to make any contributions to its qualified defined benefit pension plans in 2023. Dominion Energy considers voluntary contributions from time to time, either in the form of cash or equity securities.

Certain of Dominion Energy’s subsidiaries fund other postretirement benefit costs through VEBAs. Dominion Energy’s remaining subsidiaries do not prefund other postretirement benefit costs but instead pay claims as presented. Dominion Energy did not make any contributions to VEBAs associated with its other postretirement plans in 2022 and 2021. Dominion Energy is not required to make any contributions to its VEBAs associated with its other postretirement plans in 2023. Dominion Energy considers voluntary contributions from time to time, either in the form of cash or equity securities.

The following table provides information on the benefit obligations and fair value of plan assets for plans with a benefit obligation in excess of plan assets for Dominion Energy:

	Pension Benefits		Other Postretirement Benefits
As of December 31,	2022	2021	2022	2021
(millions)
Benefit obligation	$7,655	$9,420	$197	$261
Fair value of plan assets	7,410	9,229	5	7

The following table provides information on the ABO and fair value of plan assets for Dominion Energy’s pension plans with an ABO in excess of plan assets:

As of December 31,	2022	2021
(millions)
Accumulated benefit obligation	$776	$127
Fair value of plan assets	623	53

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for Dominion Energy’s plans:

	Estimated Future Benefit Payments
	Pension Benefits	Other Postretirement Benefits
(millions)
2023	$518	$99
2024	527	97
2025	542	96
2026	551	94
2027	560	93
2028-2032	2,925	433

Plan Assets

Dominion Energy’s overall objective for investing its pension and other postretirement plan assets is to achieve appropriate long-term rates of return commensurate with prudent levels of risk. To minimize risk, funds are broadly diversified among asset classes, investment strategies and investment advisors. The long-term strategic target asset allocations for substantially all of Dominion Energy’s pension funds are 26% U.S. equity, 19% non-U.S. equity, 32% fixed income, 3% real assets and 20% other alternative investments. U.S. equity includes investments in large-cap, mid-cap and small-cap companies located in the U.S. Non-U.S. equity includes investments in large-cap, mid-cap and small-cap companies located outside of the U.S. including both developed and emerging markets. Fixed income includes corporate debt instruments of companies from diversified industries and U.S. Treasuries. The U.S. equity, non-U.S. equity and fixed income investments are in individual securities as well as mutual funds. Real assets include investments in real estate investment trusts and private partnerships. Other alternative investments include partnership investments in private equity, debt and hedge funds that follow several different strategies.

Dominion Energy also utilizes common/collective trust funds as an investment vehicle for its defined benefit plans. A common/collective trust fund is a pooled fund operated by a bank or trust company for investment of the assets of various organizations and individuals in a well-diversified portfolio. Common/collective trust funds are funds of grouped assets that follow various investment strategies.

Strategic investment policies are established for Dominion Energy’s prefunded benefit plans based upon periodic asset/liability studies. Factors considered in setting the investment policy include employee demographics, liability growth rates, future discount rates, the funded status of the plans and the expected long-term rate of return on plan assets. Deviations from the plans’ strategic allocation are a function of Dominion Energy’s assessments regarding short-term risk and reward opportunities in the capital markets and/or short-term market movements which result in the plans’ actual asset allocations varying from the strategic target asset allocations. Through periodic rebalancing, actual allocations are brought back in line with the target. Future asset/liability studies will focus on strategies to further reduce pension and other postretirement plan risk, while still achieving attractive levels of returns. Financial derivatives may be used to obtain or manage market exposures and to hedge assets and liabilities.

For fair value measurement policies and procedures related to pension and other postretirement benefit plan assets, see Note 2.

The fair values of Dominion Energy’s pension plan assets by asset category are as follows:

At December 31,	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
Cash and cash equivalents	$14	$11	$—	$25	$25	$5	$—	$30
Common and preferred stocks:
U.S.(1)	1,653	170	—	1,823	2,592	244	—	2,836
International	1,034	5	—	1,039	1,773	19	—	1,792
Insurance contracts	—	166	—	166	—	279	—	279
Corporate debt instruments	65	805	—	870	81	1,439	—	1,520
Government securities	46	1,377	—	1,423	39	914	—	953
Total recorded at fair value	$2,812	$2,534	$—	$5,346	$4,510	$2,900	$—	$7,410
Assets recorded at NAV(2):
Common/collective trust funds				1,780				3,010
Alternative investments:
Real estate funds				66				116
Private equity funds				1,284				1,233
Debt funds				192				162
Hedge funds				2				14
Total recorded at NAV				$3,324				$4,535
Total investments(3)				$8,670				$11,945

(1)
Includes $170 million and $258 million of Dominion Energy preferred stock at December 31, 2022 and 2021, respectively.
(2)
These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.
(3)
Excludes net assets related to pending sales of securities and advanced subscription of $177 million, net accrued income of $27 million, and includes net assets related to pending purchases of securities of $180 million at December 31, 2022. Excludes net assets related to pending sales of securities of $35 million, net accrued income of $27 million, and includes net assets related to pending purchases of securities of $62 million at December 31, 2021.

The fair values of Dominion Energy’s other postretirement plan assets by asset category are as follows:

At December 31,	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
Cash and cash equivalents	$3	$1	$—	$4	$3	$1	$—	$4
Common and preferred stocks:
U.S.(1)	685	10	—	695	898	14	—	912
International	181	—	—	181	256	1	—	257
Insurance contracts	—	10	—	10	—	16	—	16
Corporate debt instruments	4	38	—	42	5	61	—	66
Government securities	3	79	—	82	2	47	—	49
Total recorded at fair value	$876	$138	$—	$1,014	$1,164	$140	$—	$1,304
Assets recorded at NAV(2):
Common/collective trust funds				649				840
Alternative investments:
Real estate funds				11				13
Private equity funds				158				152
Debt funds				11				9
Hedge funds				—				1
Total recorded at NAV				$829				$1,015
Total investments(3)				$1,843				$2,319

(1)
Includes $10 million of Dominion Energy preferred stock at December 31, 2022.
(2)
These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.
(3)
Excludes net assets related to pending sales of securities and advanced subscription of $10 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $10 million at December 31, 2022. Excludes net assets related to pending sales of securities of $5 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $3 million at December 31, 2021.

The plan assets investments are determined based on the fair values of the investments and the underlying investments, which have been determined as follows:

•
Cash and Cash Equivalents—Represents interest-bearing cash, foreign cash, and money market fund. Interest bearing cash and money market fund are valued at cost plus accrued interest. The foreign cash balances are valued at the amount held and translated on the reporting date based on prevailing exchange rates. Foreign cash and money market funds are classified as Level 1. The interest bearing cash is held in variation margin and with various brokers, which are less liquid and therefore has been classified as Level 2. 2021 investments were held primarily in short-term notes and treasury bills, valued at cost plus accrued interest.
•
Common and Preferred Stocks—Investments are valued at the closing price reported on the active market on which the individual securities are traded. Investments in preferred stocks are classified as Level 2 and are valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings.
•
Insurance Contracts—Investments in Group Annuity Contracts are stated at fair value based on the fair value of the underlying securities as provided by the managers and include investments in U.S. government securities, corporate debt instruments and state and municipal debt securities.
•
Corporate Debt Instruments—Investments are valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar instruments, the instrument is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks or a broker quote, if available.
•
Government Securities—Investments are valued using pricing models maximizing the use of observable inputs for similar securities.
•
Common/Collective Trust Funds—Common/collective trust funds invest in debt and equity securities and other instruments with characteristics similar to those of the funds’ benchmarks. The primary objectives of the funds are to seek investment returns that approximate the overall performance of their benchmark indexes. These benchmarks are major equity indices, fixed income indices and money market indices that focus on growth, income and liquidity strategies, as applicable. Investments in common/collective trust funds are stated at the NAV as determined by the issuer of the common/collective trust funds and are based on the fair value of the underlying investments held by the fund less its liabilities. The NAV is used as a practical expedient to estimate fair value. The common/collective trust funds do not have any unfunded commitments, and do not have any applicable liquidation periods or defined terms/periods to be held. The majority of the common/collective trust funds have limited withdrawal or redemption restrictions during the term of the investment.
•
Alternative Investments—Investments in real estate funds, private equity funds, debt funds and hedge funds are stated at fair value based on the NAV of the plan’s proportionate share of the partnership, joint venture or other alternative investment’s fair value as determined by reference to audited financial statements or NAV statements provided by the investment manager. The NAV, which is used as a practical expedient to estimate fair value, is adjusted for contributions and distributions occurring between the investment manager and Dominion Energy’s measurement date. These valuations also involve assumptions and methods that are reviewed, evaluated, and adjusted, if necessary, by Dominion Energy.

Net Periodic Benefit (Credit) Cost

The service cost component of net periodic benefit (credit) cost is reflected in other operations and maintenance expense in Dominion Energy’s Consolidated Statements of Income, except for $25 million, $28 million and $25 million for the years ended December 31, 2022, 2021 and 2020, respectively, presented in discontinued operations. The non-service cost components of net periodic benefit (credit) cost are reflected in other income in Dominion Energy’s Consolidated Statements of Income, except for $(43) million, $(34) million and $(26) million for the years ended December 31, 2022, 2021 and 2020, respectively, presented in discontinued operations. The components of the provision for net periodic benefit (credit) cost and amounts recognized in other comprehensive income and regulatory assets and liabilities for Dominion Energy plans are as follows:

	Pension Benefits			Other Postretirement Benefits
Year Ended December 31,	2022	2021	2020	2022	2021	2020
(millions, except percentages)
Service cost	$142	$170	$173	$22	$25	$28
Interest cost	333	317	351	45	46	58
Expected return on plan assets	(886)	(834)	(777)	(191)	(173)	(156)
Amortization of prior service (credit) cost	—	—	1	(38)	(42)	(49)
Amortization of net actuarial (gain) loss	159	193	206	(2)	4	6
Settlements, curtailments and special termination benefits(1)	—	10	14	(8)	—	(59)
Net periodic benefit (credit) cost	$(252)	$(144)	$(32)	$(172)	$(140)	$(172)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss	$726	$(782)	$166	$246	$(282)	$(110)
Prior service (credit) cost	—	—	—	—	(13)	(6)
Settlements and curtailments(1)	(3)	(36)	(81)	10	—	59
Less amounts included in net periodic benefit cost:
Amortization of net actuarial gain (loss)	(159)	(193)	(206)	2	(4)	(6)
Amortization of prior service credit (cost)	—	—	(1)	38	42	49
Sale of Hope	(47)	—	—	—	—	—
Total recognized in other comprehensive income and regulatory assets and liabilities	$517	$(1,011)	$(122)	$296	$(257)	$(14)
Significant assumptions used to determine periodic cost:
Discount rate	3.06%-3.19%	2.73%-3.29%	2.77%-3.63%	3.04%-5.03%	2.69%-2.80%	3.07%-3.52%
Expected long-term rate of return on plan assets	7.00%-8.35%	7.00%-8.45%	7.00%-8.60%	8.35%	8.45%	8.50%
Weighted average rate of increase for compensation	4.51%	4.53%	4.23%	n/a	n/a	n/a
Crediting interest rate for cash balance and similar plans	1.81%-1.94%	1.93%-2.15%	2.31-2.83%	n/a	n/a	n/a
Healthcare cost trend rate(2)				6.25%	6.25%	6.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)(2)				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate(2)				2026-2027	2026-2027	2025-2026
(1)
2022 amounts relate primarily to Dominion Energy’s sale of Hope. 2021 amounts relate primarily to the Dominion Energy executive nonqualified pension plan. 2020 amounts primarily relate to the GT&S Transaction.
(2)
Assumptions used to determine net periodic cost for the following year.

The components of AOCI and regulatory assets and liabilities for Dominion Energy’s plans that have not been recognized as components of net periodic benefit (credit) cost are as follows:

	Pension Benefits		Other Postretirement Benefits
At December 31,	2022	2021	2022	2021
(millions)
Net actuarial loss	$2,714	$2,198	$84	$(166)
Prior service (credit) cost	3	2	(157)	(203)
Total(1)	$2,717	$2,200	$(73)	$(369)
(1)
As of December 31, 2022, of the $2.7 billion and $(73) million related to pension benefits and other postretirement benefits, $1.7 billion and $14 million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities, except for $170 million presented in assets and liabilities held for sale. As of December 31, 2021, of the $2.2 billion and $(369) million related to pension benefits and other postretirement benefits, $1.7 billion and $(155) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities, except for $108 million presented in assets and liabilities held for sale.

The expected long-term rates of return on plan assets, discount rates, healthcare cost trend rates and mortality are critical assumptions in determining net periodic benefit (credit) cost. Dominion Energy develops non-investment related assumptions, which are then compared to the forecasts of an independent investment advisor to ensure reasonableness. An internal committee selects the final assumptions used for Dominion Energy’s pension and other postretirement plans including discount rates, expected long-term rates of return, healthcare cost trend rates and mortality rates.

Dominion Energy determines the expected long-term rates of return on plan assets for its pension plans and other postretirement benefit plans by using a combination of:

•
Expected inflation and risk-free interest rate assumptions;
•
Historical return analysis to determine long term historic returns as well as historic risk premiums for various asset classes;
•
Expected future risk premiums, asset classes’ volatilities and correlations;
•
Forward-looking return expectations derived from the yield on long-term bonds and the expected long-term returns of major capital market assumptions; and
•
Investment allocation of plan assets.

Dominion Energy determines discount rates from analyses of AA/Aa rated bonds with cash flows matching the expected payments to be made under its plans.

Mortality rates are developed from actual and projected plan experience for postretirement benefit plans. Dominion Energy’s actuary conducts an experience study periodically as part of the process to select its best estimate of mortality. Dominion Energy considers both standard mortality tables and improvement factors as well as the plans’ actual experience when selecting a best estimate.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for Dominion Energy’s retiree healthcare plans. Dominion Energy establishes the healthcare cost trend rate assumption based on analyses of various factors including the specific provisions of its medical plans, actual cost trends experienced and projected and demographics of plan participants.

Virginia Power—Participation in Defined Benefit Plans

Virginia Power employees are covered by the Dominion Energy Pension Plan described above. As a participating employer, Virginia Power is subject to Dominion Energy’s funding policy, which is to contribute annually an amount that is in accordance with ERISA. During 2022, 2021 and 2020, Virginia Power made payments to Dominion Energy of $172 million, $151 million and $313 million, respectively, related to its participation in the Dominion Energy Pension Plan. Virginia Power’s net periodic pension cost related to this plan was $72 million, $86 million and $118 million in 2022, 2021 and 2020, respectively. Net periodic benefit (credit) cost is reflected in other operations and maintenance expense in Virginia Power’s Consolidated Statements of Income. The funded status of various Dominion Energy subsidiary groups and employee compensation are the basis for determining the share of total pension costs for participating Dominion Energy subsidiaries. See Note 25 for Virginia Power amounts due to/from Dominion Energy related to this plan.

Retiree healthcare and life insurance benefits, for Virginia Power employees are covered by the Dominion Energy Retiree Health and Welfare Plan described above. Virginia Power’s net periodic benefit (credit) cost related to this plan was $(81) million, $(72) million and $(58) million in 2022, 2021 and 2020, respectively. Net periodic benefit (credit) cost is reflected in other operations and maintenance expense in Virginia Power’s Consolidated Statements of Income. Employee headcount is the basis for determining the share of total other postretirement benefit costs for participating Dominion Energy subsidiaries. See Note 25 for Virginia Power amounts due to/from Dominion Energy related to this plan.

Dominion Energy holds investments in trusts to fund employee benefit payments for the pension and other postretirement benefit plans in which Virginia Power’s employees participate. Any investment-related declines in these trusts will result in future increases in the net periodic cost recognized for such employee benefit plans and will be included in the determination of the amount of cash that Virginia Power will provide to Dominion Energy for its share of employee benefit plan contributions.

Virginia Power funds other postretirement benefit costs through VEBAs. During 2022, 2021 and 2020, Virginia Power made no contributions to the VEBAs and does not expect to contribute to the VEBAs in 2023.

Defined Contribution Plans

Dominion Energy also sponsors defined contribution employee savings plans that cover substantially all employees. During 2022, 2021 and 2020, Dominion Energy recognized $75 million, $65 million and $67 million, respectively, as employer matching contributions to these plans, excluding discontinued operations. Virginia Power also participates in these employee savings plans. During 2022, 2021 and 2020, Virginia Power recognized $22 million, $20 million and $19 million, respectively, as employer matching contributions to these plans.